FINANCIAL LEASE RECEIVABLES - Rollforward of allowance (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance of the period		¥ (2,190,575)		¥ (256,639)		¥ (189,305)
Provision for credit losses	¥ (1,039,367)	(29,272)		(255,105)		(37,961)
Ending balance of the period	(2,190,575)	(1,182,609)		¥ (763,122)		¥ (256,639)
Financial Lease Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance of the period	(23,157)	(27,250)	¥ (6,890)		¥ (4,225)
Provision for credit losses	(3,254)	(6,538)	(16,267)		(2,665)
Write-off		6,767
Ending balance of the period	(27,250)	¥ (27,021)	¥ (23,157)		¥ (6,890)
ASU 2016-13 | Financial Lease Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Changes on initial application of ASU 2016-13	¥ (839)